CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.49

Valuation Report
Run Date - XX/XX/XXXX
LOAN INFORMATION					ORIGINATION VALUES								AVM VALUES						DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					UPDATED VALUES
Recovco Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Form Type	Company	Appraisal Date	Collateral Underwriter Risk Score
0B1VXAB5LFL	XXXXXXXX	XX/XX/XXXX	$XXX	Not Applicable	$XXX	$XXX	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2
FRKQB1SVN0I	XXXXXXXX	XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX	XX/XX/XXXX	$XXX	$XXX	2.66%	XX/XX/XXXX	1004 Residential Appraisal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UJYGOG24TIW	XXXXXXXX	XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX	XX/XX/XXXX	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2
FJT3D1M3LKA	XXXXXXXX	XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX	XX/XX/XXXX	Not Applicable									Not Applicable						Not Applicable																	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5NIWYYRXHO4	XXXXXXXX	XX/XX/XXXX	$XXX	$XXX	$XXX	$XXX	XX/XX/XXXX	$XXX	$XXX	-0.60%	XX/XX/XXXX	1004 Residential Appraisal					Not Applicable						Not Applicable																	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable